UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Floating-Rate Income Trust (EFT)
Semiannual Report
November 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2022
Eaton Vance
Floating-Rate Income Trust

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Performance

Portfolio Manager(s) Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	(0.38)%	(5.26)%	2.64%	4.21%
Fund at Market Price	—	(1.41)	(14.98)	2.59	3.02

Morningstar® LSTA® US Leveraged Loan IndexSM	—	1.44%	(0.41)%	3.30%	3.70%
% Premium/Discount to NAV[3]
(8.27)%
Distributions [4]
Total Distributions per share for the period	$0.466
Distribution Rate at NAV	7.38%
Distribution Rate at Market Price	8.04
% Total Leverage[5]
Borrowings	21.36%
Variable Rate Term Preferred Shares (VRTP Shares)	14.01
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Fund Profile

Top 10 Issuers (% of total investments)[1]
Ultimate Software Group, Inc. (The)	1.1%
Uber Technologies, Inc.	1.1
Virgin Media SFA Finance Limited	1.0
Magenta Buyer, LLC	0.9
Finastra USA, Inc.	0.9
Clarios Global LP	0.9
Carnival Corporation	0.9
Banff Merger Sub, Inc.	0.8
Les Schwab Tire Centers	0.8
RealPage, Inc.	0.8
Total	9.2%
Top 10 Industries (% of total investments)[1]
Software	17.2%
Machinery	4.8
Health Care Providers & Services	4.7
Commercial Services & Supplies	3.5
IT Services	3.4
Chemicals	3.2
Specialty Retail	3.0
Capital Markets	2.8
Hotels, Restaurants & Leisure	2.6
Diversified Telecommunication Services	2.6
Total	47.8%

Credit Quality (% of bonds, loans and asset-backed securities)[2]
Footnotes:
[1]	Excludes cash and cash equivalents.
[2]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Endnotes and Additional Disclosures

[1]	Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Prior to August 29, 2022, the index name was S&P/LSTA Leveraged Loan Index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2013 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 98% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.4%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 10.629%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 828,543
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.456%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,621,340
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 10.929%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,300	1,117,489
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 11.099%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	688,944
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	901,675
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 10.893%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	869,850
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.373%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,329,537
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	349,693
Series 2022-1A, Class E, 10.329%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,067,437
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 10.511%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,014,868
Series 2015-5A, Class DR, 10.943%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	416,203
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 10.743%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	894,271
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 10.724%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	1,000	841,975
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 9.493%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	818,374
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	206,841
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 9.993%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	961,982
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.063%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	857,529
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 10.914%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$1,000	$ 883,738
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 10.56%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	873,299
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 9.929%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	776,994
Series 2014-1A, Class DR2, 9.779%, (3 mo. USD LIBOR + 5.70%), 1/17/31(1)(2)	1,500	1,255,188
Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	425,846
Series 2019-1A, Class DR, 11.15%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	896,939
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.025%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	837,764
RAD CLO 7, Ltd., Series 2020-7A, Class E, 10.579%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,275	1,180,788
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	589,839
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 11.079%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	690,082
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 10.433%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	850	669,872
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 11.013%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	839,054
Voya CLO, Ltd., Series 2013-1A, Class DR, 10.559%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,521,848
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 11.319%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,300	1,146,526
Total Asset-Backed Securities (identified cost $31,859,023)		$ 27,374,328

Closed-End Funds — 2.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,326,601
Invesco Senior Income Trust	402,161	1,584,514
Nuveen Credit Strategies Income Fund	406,731	2,176,011
Nuveen Floating Rate Income Fund	164,907	1,401,709
Nuveen Floating Rate Income Opportunity Fund	115,017	966,143
Total Closed-End Funds (identified cost $9,825,291)		$ 7,454,978

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	58	$ 252,076
		$ 252,076
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(5)	326	$ 164
Skillsoft Corp.(4)(5)	56,469	108,420
		$ 108,584
Investment Companies — 0.2%
Aegletes B.V.(5)	15,179	$ 561,623
		$ 561,623
Oil and Gas — 0.1%
Nine Point Energy Holdings, Inc.(3)(4)(7)	758	$ 0
QuarterNorth Energy, Inc.(5)	3,820	525,250
		$ 525,250
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 97,558
Cumulus Media, Inc., Class A(4)(5)	42,499	311,093
iHeartMedia, Inc., Class A(4)(5)	36,714	295,181
		$ 703,832
Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	613	$ 193,440
		$ 193,440
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$ 430,920
		$ 430,920
Total Common Stocks (identified cost $3,948,283)		$ 2,775,725

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	107	$ 107
		$ 107
Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(7)	14	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $17,197)		$ 107

Corporate Bonds — 7.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$700	$ 611,884
		$ 611,884
Automotive — 0.3%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 979,952
		$ 979,952
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(1)	$625	$ 557,388
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	567,375
		$ 1,124,763
Business Equipment and Services — 0.7%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 956,557
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	750	741,563
5.75%, 4/15/26(1)	750	743,396
		$ 2,441,516
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 974,365
		$ 974,365
Conglomerates — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	$1,000	$ 858,190
		$ 858,190

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	$625	$ 521,384
		$ 521,384
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 589,706
		$ 589,706
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 565,909
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	966,415
		$ 1,532,324
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 513,281
		$ 513,281
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 507,994
		$ 507,994
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,005,180
		$ 1,005,180
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.625%, 6/17/31	$1,000	$ 821,306
		$ 821,306
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 521,392
		$ 521,392
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$1,000	$ 853,093
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	367,697
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	876,710
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	567,911
		$ 2,665,411
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 518,955
		$ 518,955
Security	Principal Amount (000's omitted)	Value
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 576,563
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	519,172
		$ 1,095,735
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 525,106
		$ 525,106
Media — 0.5%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 160,197
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,160	517,557
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	196,728
8.375%, 5/1/27	376	335,554
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	553,012
		$ 1,763,048
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$500	$ 443,965
		$ 443,965
Oil and Gas — 0.6%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$1,000	$ 983,246
Permian Resources Operating, LLC, 5.375%, 1/15/26(1)	625	580,911
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	468,398
		$ 2,032,555
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 526,910
		$ 526,910
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 544,459
		$ 544,459
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 527,106
		$ 527,106

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 503,125
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	463,118
		$ 966,243
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 468,817
		$ 468,817
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 946,635
		$ 946,635
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 800,835
		$ 800,835
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$600	$ 525,828
		$ 525,828
Total Corporate Bonds (identified cost $31,373,518)		$ 27,354,845

Senior Floating-Rate Loans — 133.6%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace S.A.U.:
Term Loan, 4.10%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	107	$ 101,273
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	394,963
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	447,637
Term Loan, 8.173%, (USD LIBOR + 3.50%), 1/18/27(9)		1,727	1,703,385
Dynasty Acquisition Co., Inc.:
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 4/6/26		1,283	1,234,463
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 4/6/26		690	664,041
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
IAP Worldwide Services, Inc., Term Loan - Second Lien, 10.174%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		412	$ 321,399
WP CPP Holdings, LLC, Term Loan, 8.169%, (USD LIBOR + 3.75%), 4/30/25(9)		4,257	3,730,311
			$ 8,597,472
Airlines — 1.0%
American Airlines, Inc., Term Loan, 8.993%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,050	$ 3,034,750
Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27		760	782,642
			$ 3,817,392
Auto Components — 3.1%
Adient US, LLC, Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 4/10/28		2,027	$ 2,005,315
Chassix, Inc., Term Loan, 9.817%, (USD LIBOR + 5.50%), 11/15/23(9)		1,429	1,299,567
Clarios Global, L.P.:
Term Loan, 4.742%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	947	951,787
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,042	3,006,187
DexKo Global, Inc.:
Term Loan, 5.324%, (EURIBOR + 4.00%), 10/4/28(9)	EUR	461	406,607
Term Loan, 5.492%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	74	65,425
Term Loan, 5.492%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	211,447
Term Loan, 7.682%, (USD LIBOR + 3.75%), 10/4/28(9)		697	630,332
Garrett LX I S.a.r.l., Term Loan, 7.67%, (3 mo. USD LIBOR + 3.25%), 4/30/28		767	761,495
LTI Holdings, Inc., Term Loan, 8.821%, (1 mo. USD LIBOR + 4.75%), 7/24/26		595	567,955
Truck Hero, Inc., Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 1/31/28		1,833	1,556,004
Wheel Pros, LLC, Term Loan, 8.825%, (3 mo. USD LIBOR + 4.50%), 5/11/28		115	77,356
			$ 11,539,477
Automobiles — 0.6%
MajorDrive Holdings IV, LLC:
Term Loan, 7.125%, (3 mo. USD LIBOR + 4.00%), 6/1/28		667	$ 631,985
Term Loan, 8.597%, (SOFR + 5.65%), 6/1/29		1,493	1,432,800
			$ 2,064,785

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 7.142%, (3 mo. USD LIBOR + 3.50%), 11/24/27	1,081	$ 1,010,501
City Brewing Company, LLC, Term Loan, 7.379%, (1 mo. USD LIBOR + 3.50%), 4/5/28	767	482,898
Triton Water Holdings, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,469	2,289,768
		$ 3,783,167
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 6.44%, (1 mo. USD LIBOR + 2.50%), 3/12/26	387	$ 373,171
Alltech, Inc., Term Loan, 8.029%, (1 mo. USD LIBOR + 4.00%), 10/13/28	422	396,504
		$ 769,675
Building Products — 2.8%
ACProducts, Inc., Term Loan, 7.325%, (USD LIBOR + 4.25%), 5/17/28(9)	2,098	$ 1,538,272
Cornerstone Building Brands, Inc., Term Loan, 7.123%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,421	2,177,094
Gardner Denver, Inc., Term Loan, 5.937%, (SOFR + 1.75%), 3/1/27	1,271	1,258,756
Ingersoll-Rand Services Company, Term Loan, 5.937%, (SOFR + 1.75%), 3/1/27	1,389	1,376,350
LHS Borrower, LLC, Term Loan, 8.937%, (SOFR + 4.75%), 2/16/29	1,687	1,366,085
MI Windows and Doors, LLC, Term Loan, 7.687%, (SOFR + 3.50%), 12/18/27	1,540	1,522,257
Standard Industries, Inc., Term Loan, 6.425%, (6 mo. USD LIBOR + 2.25%), 9/22/28	949	938,448
		$ 10,177,262
Capital Markets — 4.2%
Advisor Group, Inc., Term Loan, 8.571%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,380	$ 2,320,030
AllSpring Buyer, LLC, Term Loan, 6.688%, (3 mo. USD LIBOR + 3.00%), 11/1/28	1,346	1,329,794
Aretec Group, Inc., Term Loan, 8.437%, (SOFR + 4.25%), 10/1/25	3,471	3,378,175
Edelman Financial Center, LLC, Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 4/7/28	2,521	2,410,979
EIG Management Company, LLC, Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 2/22/25	263	256,060
Focus Financial Partners, LLC:
Term Loan, 6/30/28(10)	325	319,922
Term Loan, 6.587%, (1 mo. USD LIBOR + 2.50%), 6/30/28	1,482	1,441,772
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Hudson River Trading, LLC, Term Loan, 7.201%, (SOFR + 3.00%), 3/20/28		1,742	$ 1,626,273
Mariner Wealth Advisors, LLC, Term Loan, 7.096%, (SOFR + 3.25%), 8/18/28		1,685	1,617,348
Victory Capital Holdings, Inc., Term Loan, 5.962%, (SOFR + 2.25%), 7/1/26		929	919,686
			$ 15,620,039
Chemicals — 4.9%
Aruba Investments, Inc.:
Term Loan, 5.462%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	517	$ 513,905
Term Loan, 8.044%, (1 mo. USD LIBOR + 4.00%), 11/24/27		788	766,369
Charter NEX US, Inc., Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 12/1/27		491	480,022
Chemours Company (The), Term Loan, 3.20%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	618	621,590
CPC Acquisition Corp., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/29/27		813	696,149
Flint Group GmbH, Term Loan, 9.324%, (3 mo. USD LIBOR + 5.00%), 8.574% cash, 0.75% PIK, 9/21/23		107	80,222
Flint Group US LLC, Term Loan, 9.324%, (3 mo. USD LIBOR + 5.00%), 8.574% cash, 0.75% PIK, 9/21/23		649	485,278
Gemini HDPE, LLC, Term Loan, 7.42%, (3 mo. USD LIBOR + 3.00%), 12/31/27		764	747,214
Groupe Solmax, Inc., Term Loan, 8.392%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,531	1,255,113
INEOS Enterprises Holdings II Limited, Term Loan, 5.204%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	198,299
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26		219	210,456
INEOS Finance PLC, Term Loan, 4.242%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	610,268
INEOS Styrolution US Holding, LLC, Term Loan, 6.821%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,975	1,935,500
INEOS US Finance, LLC:
Term Loan, 5.492%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	3,883
Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 11/8/28		522	501,480
Kraton Corporation, Term Loan, 6.718%, (SOFR + 3.25%), 3/15/29		398	394,393
Kraton Polymers Holdings B.V., Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	295,010
Lonza Group AG, Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/3/28		2,494	2,303,558
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/27		665	651,639

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Momentive Performance Materials, Inc., Term Loan, 7.33%, (1 mo. USD LIBOR + 3.25%), 5/15/24		460	$ 454,536
Olympus Water US Holding Corporation, Term Loan, 8.153%, (SOFR + 4.50%), 11/9/28		348	337,628
Orion Engineered Carbons GmbH, Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 9/24/28		322	312,366
Rohm Holding GmbH, Term Loan, 8.121%, (6 mo. USD LIBOR + 4.75%), 7/31/26		1,475	1,198,419
Starfruit Finco B.V., Term Loan, 3.189%, (EURIBOR + 3.00%), 10/1/25(9)	EUR	448	446,138
W.R. Grace & Co.-Conn., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,456	2,414,216
			$ 17,913,651
Commercial Services & Supplies — 5.3%
Allied Universal Holdco, LLC, Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 5/12/28		4,024	$ 3,812,625
Belfor Holdings, Inc., Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 4/6/26		556	553,879
EnergySolutions, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,775	1,656,351
Garda World Security Corporation, Term Loan, 8.93%, (3 mo. USD LIBOR + 4.25%), 10/30/26		2,426	2,339,246
GFL Environmental, Inc., Term Loan, 7.415%, (3 mo. USD LIBOR + 3.00%), 5/30/25		49	49,118
LABL, Inc., Term Loan, 9.071%, (1 mo. USD LIBOR + 5.00%), 10/29/28		620	591,187
Monitronics International, Inc., Term Loan, 11.915%, (3 mo. USD LIBOR + 7.50%), 3/29/24		1,559	1,045,991
PECF USS Intermediate Holding III Corporation, Term Loan, 8.321%, (1 mo. USD LIBOR + 4.25%), 12/15/28		546	433,288
Phoenix Services International, LLC:
DIP Loan, 16.019%, (SOFR + 12.00%), 3/28/23		97	97,394
DIP Loan, 16.087%, (SOFR + 12.00%), 4/29/23		134	133,568
Term Loan, 9.75%, (USD Prime + 2.75%), 3/1/25		615	143,868
Prime Security Services Borrower, LLC, Term Loan, 6.505%, (3 mo. USD LIBOR + 2.75%), 9/23/26		2,121	2,096,124
SITEL Worldwide Corporation, Term Loan, 7.83%, (1 mo. USD LIBOR + 3.75%), 8/28/28		2,311	2,293,010
Tempo Acquisition, LLC, Term Loan, 7.087%, (SOFR + 3.00%), 8/31/28		1,632	1,623,181
TruGreen Limited Partnership, Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 11/2/27		2,120	1,893,229
Werner FinCo, L.P., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/24/24		1,093	946,314
			$ 19,708,373
Borrower/Description	Principal Amount* (000's omitted)	Value
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 9.071%, (1 mo. USD LIBOR + 5.00%), 11/1/28	339	$ 336,317
		$ 336,317
Construction Materials — 0.9%
Oscar AcquisitionCo, LLC, Term Loan, 8.153%, (SOFR + 4.50%), 4/29/29	825	$ 763,125
Quikrete Holdings, Inc., Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 6/11/28	2,488	2,455,297
		$ 3,218,422
Containers & Packaging — 2.0%
Berlin Packaging, LLC, Term Loan, 7.515%, (USD LIBOR + 3.75%), 3/11/28(9)	1,040	$ 1,002,468
BWAY Holding Company, Term Loan, 7.018%, (1 mo. USD LIBOR + 3.25%), 4/3/24	2,451	2,382,550
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.362%, (SOFR + 4.18%), 4/13/29	1,521	1,468,551
Pregis TopCo Corporation, Term Loan, 8.201%, (1 mo. USD LIBOR + 4.00%), 7/31/26	656	631,719
Pretium PKG Holdings, Inc.:
Term Loan, 7.60%, (3 mo. USD LIBOR + 4.00%), 10/2/28	521	442,903
Term Loan - Second Lien, 10.205%, (3 mo. USD LIBOR + 6.75%), 10/1/29	300	237,750
Proampac PG Borrower, LLC, Term Loan, 7.869%, (USD LIBOR + 3.75%), 11/3/25(9)	617	596,605
Trident TPI Holdings, Inc., Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 10/17/24	739	734,988
		$ 7,497,534
Distributors — 1.5%
Autokiniton US Holdings, Inc., Term Loan, 8.379%, (1 mo. USD LIBOR + 4.50%), 4/6/28	3,287	$ 3,168,813
Phillips Feed Service, Inc., Term Loan, 10.939%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)	113	90,064
White Cap Buyer, LLC, Term Loan, 7.837%, (SOFR + 3.75%), 10/19/27	2,328	2,245,605
		$ 5,504,482
Diversified Consumer Services — 1.2%
Ascend Learning, LLC, Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 12/11/28	571	$ 541,361
Corporation Service Company, Term Loan, 7.437%, (SOFR + 3.25%), 11/2/29	350	345,479
KUEHG Corp.:
Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 2/21/25	2,664	2,560,008

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
KUEHG Corp.: (continued)
Term Loan - Second Lien, 12.321%, (1 mo. USD LIBOR + 8.25%), 8/22/25		425	$ 413,180
Sotheby's, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27		459	449,407
			$ 4,309,435
Diversified Financial Services — 0.6%
Concorde Midco Ltd., Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 563,192
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	950	950,881
Zephyr Bidco Limited, Term Loan, 7.677%, (SONIA + 4.75%), 7/23/25	GBP	775	758,931
			$ 2,273,004
Diversified Telecommunication Services — 3.9%
Altice France S.A.:
Term Loan, 7.767%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,246	$ 2,159,220
Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,704	1,647,614
GEE Holdings 2, LLC:
Term Loan, 11.604%, (3 mo. USD LIBOR + 8.00%), 3/24/25		408	409,569
Term Loan - Second Lien, 11.854%, (3 mo. USD LIBOR + 8.25%), 5.104% cash, 6.75% PIK, 3/23/26		870	655,752
Numericable Group S.A., Term Loan, 4.605%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	473	459,355
UPC Broadband Holding B.V.:
Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	775	769,670
Term Loan, 6.123%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	878,400
UPC Financing Partnership, Term Loan, 6.798%, (1 mo. USD LIBOR + 2.93%), 1/31/29		660	645,118
Virgin Media Bristol, LLC, Term Loan, 7.123%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,775	5,680,122
Zayo Group Holdings, Inc., Term Loan, 4.742%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,429	1,185,563
			$ 14,490,383
Electrical Equipment — 0.1%
AZZ, Inc., Term Loan, 8.437%, (SOFR + 4.25%), 5/13/29		333	$ 332,759
Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment (continued)
II-VI Incorporated, Term Loan, 6.586%, (1 mo. USD LIBOR + 2.75%), 7/2/29		16	$ 15,511
			$ 348,270
Electronic Equipment, Instruments & Components — 1.9%
Chamberlain Group, Inc., Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 11/3/28		1,340	$ 1,256,133
Creation Technologies, Inc., Term Loan, 9.248%, (3 mo. USD LIBOR + 5.50%), 10/5/28		1,346	1,096,786
DG Investment Intermediate Holdings 2, Inc., Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 3/31/28		988	949,652
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		620	610,684
Robertshaw US Holding Corp., Term Loan, 7.625%, (1 mo. USD LIBOR + 3.50%), 2/28/25		1,027	765,264
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,225	1,113,056
Verisure Holding AB:
Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	850	828,565
Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	325	321,990
			$ 6,942,130
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 15.38%, (1 mo. USD LIBOR + 13.00%), 12/29/23(11)		55	$ 27,132
			$ 27,132
Engineering & Construction — 1.5%
Aegion Corporation, Term Loan, 8.821%, (1 mo. USD LIBOR + 4.75%), 5/17/28		544	$ 509,107
Amentum Government Services Holdings, LLC, Term Loan, 7.393%, (SOFR + 4.00%), 2/15/29		673	664,896
American Residential Services, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/15/27		614	603,316
Northstar Group Services, Inc., Term Loan, 9.571%, (1 mo. USD LIBOR + 5.50%), 11/12/26		1,533	1,504,390
USIC Holdings, Inc., Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,376	2,296,181
			$ 5,577,890
Entertainment — 1.4%
Alchemy Copyrights, LLC, Term Loan, 6.768%, (1 mo. USD LIBOR + 3.00%), 3/10/28		515	$ 512,594
City Football Group Limited, Term Loan, 7.457%, (1 mo. USD LIBOR + 3.50%), 7/21/28		993	937,912

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Crown Finance US, Inc.:
DIP Loan, 13.895%, (SOFR + 10.00%), 9/7/23		1,529	$ 1,479,236
Term Loan, 0.00%, 9/30/26(12)		1,511	327,935
Renaissance Holding Corp.:
Term Loan, 8.294%, (SOFR + 4.50%), 3/30/29		150	144,201
Term Loan - Second Lien, 11.071%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	191,000
UFC Holdings, LLC, Term Loan, 7.11%, (3 mo. USD LIBOR + 2.75%), 4/29/26		1,184	1,164,802
Vue International Bidco PLC:
Term Loan, 5.66%, (2 mo. EURIBOR + 4.75%), 7/3/26	EUR	678	399,549
Term Loan, 9.766%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	73,171
			$ 5,230,400
Food Products — 1.0%
8th Avenue Food & Provisions, Inc., Term Loan, 8.821%, (1 mo. USD LIBOR + 4.75%), 10/1/25		495	$ 428,175
Badger Buyer Corp., Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 9/30/24		356	308,156
CHG PPC Parent, LLC, Term Loan, 7.125%, (1 mo. USD LIBOR + 3.00%), 12/8/28		398	384,070
Del Monte Foods, Inc., Term Loan, 8.261%, (SOFR + 4.35%), 5/16/29		400	388,000
Monogram Food Solutions, LLC, Term Loan, 8.125%, (1 mo. USD LIBOR + 4.00%), 8/28/28		447	437,693
Shearer's Foods, Inc., Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 9/23/27		441	420,150
Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28		601	585,318
United Petfood Group B.V., Term Loan, 4.558%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	775	747,996
			$ 3,699,558
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 6/5/28		2,943	$ 2,910,474
			$ 2,910,474
Health Care Equipment & Supplies — 1.8%
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		868	$ 842,384
CryoLife, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/1/27		500	477,560
Gloves Buyer, Inc., Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,680	1,526,647
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 7.924%, (3 mo. USD LIBOR + 4.25%), 3/1/28		2,019	$ 1,410,315
Medline Borrower, L.P., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,488	2,366,429
			$ 6,623,335
Health Care Providers & Services — 7.2%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/7/28		893	$ 879,851
Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	250	239,338
BW NHHC Holdco, Inc., Term Loan, 9.674%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,460	1,564,858
Cano Health, LLC, Term Loan, 8.187%, (SOFR + 4.00%), 11/23/27		2,512	1,805,427
CCRR Parent, Inc., Term Loan, 7.83%, (1 mo. USD LIBOR + 3.75%), 3/6/28		591	569,934
Cerba Healthcare S.A.S.:
Term Loan, 4.742%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	450	438,028
Term Loan, 5.492%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	525	521,185
CHG Healthcare Services, Inc., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 9/29/28		941	924,210
Covis Finco S.a.r.l., Term Loan, 10.203%, (SOFR + 6.50%), 2/18/27		829	559,406
Electron BidCo, Inc., Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 11/1/28		697	677,491
Envision Healthcare Corporation:
Term Loan, 12.01%, (SOFR + 7.88%), 3/31/27		349	319,914
Term Loan - Second Lien, 7.994%, (SOFR + 4.25%), 3/31/27		2,472	1,021,882
IVC Acquisition, Ltd., Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,350	1,330,619
LSCS Holdings, Inc., Term Loan, 8.174%, (3 mo. USD LIBOR + 4.50%), 12/16/28		645	619,320
MDVIP, Inc., Term Loan, 7.266%, (1 mo. USD LIBOR + 3.25%), 10/16/28		249	238,644
Medical Solutions Holdings, Inc., Term Loan, 6.377%, (USD LIBOR + 3.50%), 11/1/28(9)		1,270	1,222,236
National Mentor Holdings, Inc.:
Term Loan, 7.43%, (3 mo. USD LIBOR + 3.75%), 3/2/28		65	46,790
Term Loan, 7.609%, (USD LIBOR + 3.75%), 3/2/28(9)		2,252	1,608,905
Option Care Health, Inc., Term Loan, 6.821%, (1 mo. USD LIBOR + 2.75%), 10/27/28		372	370,152

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pacific Dental Services, LLC, Term Loan, 7.439%, (1 mo. USD LIBOR + 3.50%), 5/5/28		593	$ 578,058
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.321%, (1 mo. USD LIBOR + 6.25%), 2/13/26		175	164,609
Pediatric Associates Holding Company, LLC:
Term Loan, 5.281%, (USD LIBOR + 3.25%), 12/29/28(11)		66	62,672
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 12/29/28		432	412,598
PetVet Care Centers, LLC, Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 2/14/25		345	320,780
Phoenix Guarantor, Inc.:
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,962	2,820,621
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,531	1,457,556
Radiology Partners, Inc., Term Loan, 8.281%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,305	1,132,697
Sound Inpatient Physicians, Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 6/27/25		479	390,256
Surgery Center Holdings, Inc., Term Loan, 7.63%, (1 mo. USD LIBOR + 3.75%), 8/31/26		2,493	2,453,288
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	327,944
U.S. Anesthesia Partners, Inc., Term Loan, 8.018%, (1 mo. USD LIBOR + 4.25%), 10/1/28		965	924,468
WP CityMD Bidco, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/22/28		572	570,178
			$ 26,573,915
Health Care Technology — 2.9%
Bracket Intermediate Holding Corp., Term Loan, 7.998%, (3 mo. USD LIBOR + 4.25%), 9/5/25		912	$ 880,840
Certara, L.P., Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 8/15/26		950	940,558
eResearchTechnology, Inc., Term Loan, 8.571%, (1 mo. USD LIBOR + 4.50%), 2/4/27		345	316,092
Imprivata, Inc.:
Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 12/1/27		990	946,392
Term Loan, 8.337%, (SOFR + 4.25%), 12/1/27		200	190,921
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 12/18/28		970	876,750
Term Loan - Second Lien, 10.821%, (1 mo. USD LIBOR + 6.75%), 12/17/29		625	533,594
Navicure, Inc., Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,560	1,535,301
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27	665	$ 658,226
Project Ruby Ultimate Parent Corp., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 3/10/28	1,231	1,172,766
Symplr Software, Inc., Term Loan, 8.694%, (SOFR + 4.50%), 12/22/27	1,036	965,330
Verscend Holding Corp., Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,574	1,566,700
		$ 10,583,470
Hotels, Restaurants & Leisure — 4.0%
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25	1,369	$ 1,322,313
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28	3,629	3,420,435
ClubCorp Holdings, Inc., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,481	1,341,853
Dave & Buster's, Inc., Term Loan, 9.188%, (SOFR + 5.00%), 6/29/29	698	694,468
Great Canadian Gaming Corporation, Term Loan, 7.602%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,521	1,491,905
IRB Holding Corp., Term Loan, 6.894%, (SOFR + 3.00%), 12/15/27	2,311	2,224,199
Oravel Stays Singapore Pte, Ltd., Term Loan, 11.86%, (3 mo. USD LIBOR + 8.25%), 6/23/26	642	564,850
Playa Resorts Holding B.V., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.75%), 4/29/24	1,082	1,081,276
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.125%, (1 mo. USD LIBOR + 3.00%), 8/25/28	767	754,494
SMG US Midco 2, Inc., Term Loan, 6.915%, (3 mo. USD LIBOR + 2.50%), 1/23/25	239	231,555
Travel Leaders Group, LLC, Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,690	1,546,255
		$ 14,673,603
Household Durables — 1.2%
Libbey Glass, Inc., Term Loan, 11.941%, (3 mo. USD LIBOR + 8.00%), 11/13/25	687	$ 703,283
Serta Simmons Bedding, LLC:
Term Loan, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23	1,151	1,122,713
Term Loan - Second Lien, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23	2,659	1,266,986
Solis IV B.V., Term Loan, 2/26/29(10)	1,500	1,318,437
		$ 4,411,419

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.5%
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26		1,400	$ 1,334,117
Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26		347	332,611
			$ 1,666,728
Industrial Conglomerates — 0.6%
SPX Flow, Inc., Term Loan, 8.687%, (SOFR + 4.50%), 4/5/29		2,225	$ 2,087,328
			$ 2,087,328
Insurance — 2.2%
AssuredPartners, Inc.:
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,382	$ 1,331,387
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,383	1,334,977
Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	545,681
NFP Corp., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,172	2,073,047
Ryan Specialty Group, LLC, Term Loan, 7.187%, (SOFR + 3.00%), 9/1/27		2,962	2,950,368
			$ 8,235,460
Interactive Media & Services — 2.2%
Arches Buyer, Inc., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 12/6/27		2,000	$ 1,826,458
Buzz Finco, LLC:
Term Loan, 6.821%, (1 mo. USD LIBOR + 2.75%), 1/29/27		585	575,494
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 1/29/27		67	66,597
Camelot U.S. Acquisition, LLC, Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 10/30/26		2,397	2,359,327
Foundational Education Group, Inc., Term Loan, 7.565%, (SOFR + 3.75%), 8/31/28		1,464	1,427,339
Getty Images, Inc., Term Loan, 8.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,178	1,172,737
Match Group, Inc., Term Loan, 5.654%, (1 mo. USD LIBOR + 1.75%), 2/13/27		775	761,438
			$ 8,189,390
Internet & Direct Marketing Retail — 1.1%
Adevinta ASA:
Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	1,125	$ 1,145,380
Borrower/Description	Principal Amount* (000's omitted)		Value
Internet & Direct Marketing Retail (continued)
Adevinta ASA: (continued)
Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 6/26/28		321	$ 315,081
CNT Holdings I Corp., Term Loan, 7.239%, (SOFR + 3.50%), 11/8/27		1,580	1,530,706
Hoya Midco, LLC, Term Loan, 7.337%, (SOFR + 3.25%), 2/3/29		982	972,611
			$ 3,963,778
IT Services — 5.1%
Asurion, LLC:
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,317	$ 1,155,959
Term Loan, 7.653%, (SOFR + 4.00%), 8/19/28		1,236	1,083,879
Term Loan - Second Lien, 9.321%, (1 mo. USD LIBOR + 5.25%), 1/31/28		2,070	1,612,013
Endure Digital, Inc., Term Loan, 7.347%, (1 mo. USD LIBOR + 3.50%), 2/10/28		4,058	3,689,513
EP Purchaser, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 11/6/28		348	345,928
Gainwell Acquisition Corp., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 10/1/27		4,261	4,178,633
Indy US Bidco, LLC:
Term Loan, 5.242%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	617	594,090
Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 3/5/28		788	694,953
NAB Holdings, LLC, Term Loan, 6.703%, (SOFR + 3.00%), 11/23/28		968	943,495
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		2,970	2,022,515
Sedgwick Claims Management Services, Inc., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,234	1,202,740
Skopima Merger Sub, Inc., Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,559	1,483,723
			$ 19,007,441
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,813	$ 1,741,881
Fender Musical Instruments Corporation, Term Loan, 7.896%, (SOFR + 4.00%), 12/1/28		272	223,045
			$ 1,964,926
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 7.687%, (SOFR + 3.50%), 12/4/26		313	$ 304,811

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Curia Global, Inc., Term Loan, 8.164%, (USD LIBOR + 3.75%), 8/30/26(9)		1,967	$ 1,642,322
LGC Group Holdings, Ltd., Term Loan, 4.242%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	500	481,408
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 4/21/27		367	348,314
Packaging Coordinators Midco, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 11/30/27		1,479	1,429,447
Sotera Health Holdings, LLC, Term Loan, 7.165%, (1 mo. USD LIBOR + 2.75%), 12/11/26		675	629,437
			$ 4,835,739
Machinery — 7.3%
AI Aqua Merger Sub, Inc., Term Loan, 7.544%, (SOFR + 3.75%), 7/31/28		2,195	$ 2,102,605
Albion Financing 3 S.a.r.l., Term Loan, 9.575%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,365	1,293,041
Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27		2,178	2,128,739
American Trailer World Corp., Term Loan, 7.937%, (SOFR + 3.75%), 3/3/28		1,295	1,136,045
Apex Tool Group, LLC, Term Loan, 9.146%, (SOFR + 5.25%), 2/8/29		2,266	1,975,859
Conair Holdings, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,178	1,844,041
Delachaux Group S.A., Term Loan, 8.915%, (3 mo. USD LIBOR + 4.50%), 4/16/26		444	399,713
Engineered Machinery Holdings, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/19/28		2,794	2,707,601
Filtration Group Corporation:
Term Loan, 4.992%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	383	384,182
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 10/21/28		644	629,155
Gates Global, LLC, Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 3/31/27		2,617	2,564,579
Granite Holdings US Acquisition Co., Term Loan, 7.688%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,403	1,403,626
Icebox Holdco III, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 12/22/28		722	667,245
Illuminate Buyer, LLC, Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 6/30/27		889	855,344
Madison IAQ, LLC, Term Loan, 6.815%, (3 mo. USD LIBOR + 3.25%), 6/21/28		2,469	2,349,771
Penn Engineering & Manufacturing Corp., Term Loan, 6.174%, (3 mo. USD LIBOR + 2.50%), 6/27/24		181	179,766
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25		1,979	1,866,428
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator Topco GmbH, Term Loan, 4.256%, (6 mo. EURIBOR + 3.63%), 7/29/27	EUR	525	$ 519,227
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,323	1,271,236
Zephyr German BidCo GmbH, Term Loan, 4.216%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	650	624,308
			$ 26,902,511
Media — 2.6%
Diamond Sports Group, LLC, Term Loan, 11.894%, (SOFR + 8.10%), 5/26/26		529	$ 504,978
Gray Television, Inc.:
Term Loan, 6.268%, (1 mo. USD LIBOR + 2.50%), 2/7/24		148	147,779
Term Loan, 6.268%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	619,576
Term Loan, 6.768%, (1 mo. USD LIBOR + 3.00%), 12/1/28		844	822,996
Hubbard Radio, LLC, Term Loan, 8.33%, (1 mo. USD LIBOR + 4.25%), 3/28/25		638	565,443
Magnite, Inc., Term Loan, 9.10%, (USD LIBOR + 5.00%), 4/28/28(9)		765	727,047
MJH Healthcare Holdings, LLC, Term Loan, 7.687%, (SOFR + 3.50%), 1/28/29		249	241,443
Nexstar Broadcasting, Inc., Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 9/18/26		294	292,656
Recorded Books, Inc., Term Loan, 8.019%, (SOFR + 4.00%), 8/29/25		2,520	2,484,564
Sinclair Television Group, Inc.:
Term Loan, 6.58%, (1 mo. USD LIBOR + 2.50%), 9/30/26		655	628,969
Term Loan, 7.08%, (1 mo. USD LIBOR + 3.00%), 4/1/28		446	421,028
Univision Communications, Inc., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 3/15/26		2,173	2,139,007
			$ 9,595,486
Metals/Mining — 0.5%
Dynacast International, LLC, Term Loan, 13.699%, (3 mo. USD LIBOR + 9.00%), 10/22/25		366	$ 303,706
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28		435	426,001
Zekelman Industries, Inc., Term Loan, 5.604%, (3 mo. USD LIBOR + 2.00%), 1/24/27		1,036	1,014,870
			$ 1,744,577

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels — 3.6%
Centurion Pipeline Company, LLC:
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 9/29/25	266	$ 262,570
Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 9/28/25	247	243,172
CITGO Petroleum Corporation, Term Loan, 10.321%, (1 mo. USD LIBOR + 6.25%), 3/28/24	4,072	4,084,068
Freeport LNG Investments, LLLP, Term Loan, 7.743%, (3 mo. USD LIBOR + 3.50%), 12/21/28	591	562,571
Matador Bidco S.a.r.l., Term Loan, 8.571%, (1 mo. USD LIBOR + 4.50%), 10/15/26	4,023	3,968,591
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28	720	711,959
Oxbow Carbon, LLC, Term Loan, 7.878%, (3 mo. USD LIBOR + 4.25%), 10/17/25	698	694,884
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.071%, (1 mo. USD LIBOR + 8.00%), 8/27/26	783	780,946
UGI Energy Services, LLC, Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 8/13/26	1,974	1,969,554
		$ 13,278,315
Personal Products — 0.5%
HLF Financing S.a.r.l., Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 8/18/25	723	$ 692,668
Sunshine Luxembourg VII S.a.r.l., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 10/1/26	1,231	1,172,765
		$ 1,865,433
Pharmaceuticals — 2.8%
Akorn, Inc., Term Loan, 11.243%, (3 mo. USD LIBOR + 7.50%), 10/1/25	312	$ 295,995
Amneal Pharmaceuticals, LLC, Term Loan, 7.409%, (USD LIBOR + 3.50%), 5/4/25(9)	1,817	1,664,233
Bausch Health Companies, Inc., Term Loan, 9.046%, (SOFR + 5.25%), 2/1/27	1,694	1,264,704
Elanco Animal Health Incorporated, Term Loan, 5.518%, (1 mo. USD LIBOR + 1.75%), 8/1/27	604	585,781
Jazz Financing Lux S.a.r.l., Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,227	2,213,670
Mallinckrodt International Finance S.A.:
Term Loan, 8.733%, (3 mo. USD LIBOR + 5.25%), 9/30/27	2,100	1,668,343
Term Loan, 8.983%, (3 mo. USD LIBOR + 5.50%), 9/30/27	3,015	2,409,503
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
PharmaZell GmbH, Term Loan, 5.193%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	$ 124,709
			$ 10,226,938
Professional Services — 3.5%
AlixPartners, LLP, Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	517	$ 519,286
APFS Staffing Holdings, Inc., Term Loan, 8.135%, (SOFR + 4.00%), 12/29/28(9)		249	240,044
Blitz 20-487 GmbH, Term Loan, 4.805%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	825	826,301
Brown Group Holding, LLC:
Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 6/7/28		2,197	2,154,188
Term Loan, 7.842%, (SOFR + 3.75%), 7/2/29		225	224,056
CoreLogic, Inc., Term Loan, 7.625%, (1 mo. USD LIBOR + 3.50%), 6/2/28		3,106	2,561,000
Deerfield Dakota Holding, LLC, Term Loan, 7.837%, (SOFR + 3.75%), 4/9/27		2,299	2,178,947
Employbridge, LLC, Term Loan, 8.424%, (3 mo. USD LIBOR + 4.75%), 7/19/28		2,035	1,666,255
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.638%, (6 mo. EURIBOR + 2.38%), 7/15/25	EUR	801	802,237
Trans Union, LLC, Term Loan, 6.321%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,554	1,530,832
Vaco Holdings, LLC, Term Loan, 8.72%, (SOFR + 5.00%), 1/21/29		248	238,510
			$ 12,941,656
Road & Rail — 3.9%
Grab Holdings, Inc., Term Loan, 8.58%, (1 mo. USD LIBOR + 4.50%), 1/29/26		2,487	$ 2,443,600
Kenan Advantage Group, Inc., Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,604	2,545,044
PODS, LLC, Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 3/31/28		3,459	3,309,944
Uber Technologies, Inc.:
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25		6,061	6,056,490
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 2/25/27		5	5,226
			$ 14,360,304
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 5.256%, (SOFR + 3.10%), 2/1/29		1,097	$ 1,039,782
Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		475	399,792

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Bright Bidco B.V., Term Loan, 12.094%, (SOFR + 8.00%), 10/31/27		442	$ 400,035
MKS Instruments, Inc., Term Loan, 4.425%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	350	356,926
Ultra Clean Holdings, Inc., Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,170	1,162,472
			$ 3,359,007
Software — 26.3%
AppLovin Corporation:
Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 10/25/28		1,294	$ 1,218,154
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,172	2,111,799
Aptean, Inc., Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26		2,078	1,995,319
AQA Acquisition Holding, Inc., Term Loan, 8.983%, (USD LIBOR + 4.25%), 3/3/28(9)		963	927,911
Astra Acquisition Corp.:
Term Loan, 9.321%, (1 mo. USD LIBOR + 5.25%), 10/25/28		935	849,731
Term Loan - Second Lien, 12.946%, (1 mo. USD LIBOR + 8.88%), 10/25/29		1,450	1,319,183
Banff Merger Sub, Inc.:
Term Loan, 5.492%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	290	285,842
Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,705	3,563,193
Term Loan - Second Lien, 9.571%, (1 mo. USD LIBOR + 5.50%), 2/27/26		775	718,167
CDK Global, Inc., Term Loan, 8.112%, (SOFR + 4.50%), 7/6/29		2,100	2,078,870
CentralSquare Technologies, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 8/29/25		890	775,932
Ceridian HCM Holding, Inc., Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 4/30/25		1,026	1,006,560
Cloudera, Inc.:
Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,382	2,265,506
Term Loan - Second Lien, 10.071%, (1 mo. USD LIBOR + 6.00%), 10/8/29		650	544,916
ConnectWise, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/28		1,985	1,911,059
Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28		2,030	1,799,419
Cornerstone OnDemand, Inc., Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,169	1,050,264
Delta TopCo, Inc.:
Term Loan, 5.836%, (6 mo. USD LIBOR + 3.75%), 12/1/27		1,543	1,452,917
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Delta TopCo, Inc.: (continued)
Term Loan - Second Lien, 9.336%, (3 mo. USD LIBOR + 7.25%), 12/1/28	2,250	$ 1,927,501
E2open, LLC, Term Loan, 6.644%, (3 mo. USD LIBOR + 3.50%), 2/4/28	960	947,182
ECI Macola Max Holding, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/9/27	1,401	1,355,516
Epicor Software Corporation:
Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 7/30/27	2,487	2,405,977
Term Loan - Second Lien, 11.821%, (1 mo. USD LIBOR + 7.75%), 7/31/28	925	917,402
Finastra USA, Inc.:
Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24	4,911	4,458,633
Term Loan - Second Lien, 10.621%, (6 mo. USD LIBOR + 7.25%), 6/13/25	1,000	777,500
GoTo Group, Inc., Term Loan, 8.766%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,014	1,312,958
Greeneden U.S. Holdings II, LLC, Term Loan, 8.071%, (1 mo. USD LIBOR + 4.00%), 12/1/27	2,390	2,324,244
Hyland Software, Inc., Term Loan - Second Lien, 10.321%, (1 mo. USD LIBOR + 6.25%), 7/7/25	3,806	3,593,500
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26	2,365	1,915,256
Ivanti Software, Inc., Term Loan, 7.332%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,266	977,646
MA FinanceCo., LLC, Term Loan, 7.418%, (3 mo. USD LIBOR + 4.25%), 6/5/25	1,660	1,653,358
Magenta Buyer, LLC:
Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28	4,604	4,166,167
Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,250	1,070,312
Marcel LUX IV S.a.r.l., Term Loan, 7.915%, (SOFR + 4.00%), 12/31/27	112	110,258
McAfee, LLC, Term Loan, 7.636%, (SOFR + 3.75%), 3/1/29	2,494	2,374,778
Mediaocean, LLC, Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 12/15/28	547	514,825
MH Sub I, LLC, Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 9/13/24	346	338,289
Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29	400	382,000
Open Text Corporation, Term Loan, 11/16/29(10)	1,350	1,313,296
Panther Commercial Holdings, L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28	988	893,809
Polaris Newco, LLC, Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 6/2/28	2,871	2,627,479

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28		2,978	$ 2,871,427
RealPage, Inc., Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 4/24/28		4,628	4,439,649
Redstone Holdco 2 L.P., Term Loan, 9.108%, (3 mo. USD LIBOR + 4.75%), 4/27/28		2,426	1,666,665
Sabre GLBL, Inc.:
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 12/17/27		1,517	1,400,117
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 12/17/27		952	878,334
Term Loan, 8.437%, (SOFR + 4.25%), 6/30/28		1,003	936,175
Seattle Spinco, Inc., Term Loan, 6.821%, (1 mo. USD LIBOR + 2.75%), 6/21/24		1,730	1,716,588
SolarWinds Holdings, Inc., Term Loan, 2/5/27(10)		1,675	1,651,096
Sophia, L.P., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/7/27		4,195	4,049,989
Sovos Compliance, LLC, Term Loan, 8.571%, (1 mo. USD LIBOR + 4.50%), 8/11/28		621	607,775
Sportradar Capital S.a.r.l., Term Loan, 4.948%, (1 mo. EURIBOR + 3.50%), 11/22/27	EUR	288	296,794
SurveyMonkey, Inc., Term Loan, 7.83%, (1 mo. USD LIBOR + 3.75%), 10/10/25		900	874,093
Turing Midco, LLC, Term Loan, 6.571%, (1 mo. USD LIBOR + 2.50%), 3/24/28		269	267,064
Ultimate Software Group, Inc. (The):
Term Loan, 6.998%, (3 mo. USD LIBOR + 3.25%), 5/4/26		4,545	4,397,988
Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,708	1,669,560
Veritas US, Inc.:
Term Loan, 5.943%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	365	272,082
Term Loan, 8.674%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,143	1,567,095
Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,475	2,052,188
VS Buyer, LLC, Term Loan, 7.071%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,219	1,199,453
			$ 97,046,760
Specialty Retail — 4.6%
Belron Finance US, LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28		985	$ 976,688
Boels Topholding B.V., Term Loan, 4.86%, (EURIBOR + 3.25%), 2/6/27(9)	EUR	600	605,824
Great Outdoors Group, LLC, Term Loan, 7.821%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,899	2,793,522
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Harbor Freight Tools USA, Inc., Term Loan, 6.821%, (1 mo. USD LIBOR + 2.75%), 10/19/27		2,715	$ 2,582,652
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		4,653	4,540,012
LIDS Holdings, Inc., Term Loan, 8.99%, (SOFR + 5.50%), 12/14/26		408	383,344
Mattress Firm, Inc., Term Loan, 8.433%, (6 mo. USD LIBOR + 4.25%), 9/25/28		2,313	1,966,042
PetSmart, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.75%), 2/11/28		3,234	3,119,716
			$ 16,967,800
Trading Companies & Distributors — 3.3%
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 4.75%), 12/16/27		938	$ 898,901
Electro Rent Corporation, Term Loan, 9.278%, (3 mo. USD LIBOR + 5.00%), 1/31/24		1,709	1,674,711
Hillman Group, Inc. (The):
Term Loan, 3.071%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		84	81,833
Term Loan, 6.794%, (1 mo. USD LIBOR + 2.75%), 7/14/28		349	338,508
Park River Holdings, Inc., Term Loan, 6.993%, (3 mo. USD LIBOR + 3.25%), 12/28/27		714	619,881
Patagonia Bidco Limited, Term Loan, 7.435%, (SONIA + 5.25%), 3/5/29	GBP	1,350	1,326,077
Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,593	4,130,043
SRS Distribution, Inc.:
Term Loan, 7.571%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,160	2,079,132
Term Loan, 7.687%, (SOFR + 3.50%), 6/2/28		347	333,480
TricorBraun Holdings, Inc., Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 3/3/28		791	756,358
			$ 12,238,924
Transportation Infrastructure — 0.4%
KKR Apple Bidco, LLC, Term Loan, 6.821%, (1 mo. USD LIBOR + 2.75%), 9/23/28		1,638	$ 1,608,796
			$ 1,608,796
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 7.553%, (SOFR + 4.00%), 12/17/27		372	$ 360,443

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Limited, Term Loan, 7.321%, (1 mo. USD LIBOR + 3.25%), 5/28/24	1,734	$ 1,478,039
		$ 1,838,482
Total Senior Floating-Rate Loans (identified cost $531,286,859)		$ 493,148,245

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	154,246	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(3)(4)(5)	4,543	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(13)	4,058,821	$ 4,058,821
Total Short-Term Investments (identified cost $4,058,821)		$ 4,058,821
Total Investments — 152.3% (identified cost $612,368,992)		$ 562,167,049
Less Unfunded Loan Commitments — (0.0)%(6)		$ (124,252)
Net Investments — 152.3% (identified cost $612,244,740)		$ 562,042,797
Notes Payable — (33.1)%		$ (122,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (21.7)%		$ (79,962,303)
Other Assets, Less Liabilities — 2.5%		$ 8,969,003
Net Assets Applicable to Common Shares — 100.0%		$ 369,049,497
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $50,512,514 or 13.7% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Restricted security (see Note 7).
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at November 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	This Senior Loan will settle after November 30, 2022, at which time the interest rate will be determined.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At November 30, 2022, the total value of unfunded loan commitments is $109,393. See Note 1F for description.
(12)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,928,782	EUR	9,015,019	Standard Chartered Bank	12/2/22	$ —	$ (452,247)
USD	732,903	EUR	719,178	Bank of America, N.A.	12/30/22	—	(17,311)
USD	1,315,942	EUR	1,348,423	Bank of America, N.A.	12/30/22	—	(90,671)
USD	1,316,242	EUR	1,348,423	State Street Bank and Trust Company	12/30/22	—	(90,372)
USD	1,309,124	EUR	1,348,422	State Street Bank and Trust Company	12/30/22	—	(97,490)
USD	1,653,114	EUR	1,693,749	State Street Bank and Trust Company	12/30/22	—	(113,730)
USD	1,974,614	EUR	2,022,634	State Street Bank and Trust Company	12/30/22	—	(135,307)
USD	9,309,480	EUR	9,015,019	Standard Chartered Bank	1/4/23	—	(98,793)
USD	825,897	EUR	820,123	Bank of America, N.A.	1/31/23	—	(31,598)
USD	825,129	EUR	820,123	Bank of America, N.A.	1/31/23	—	(32,365)
USD	1,319,292	EUR	1,312,197	Bank of America, N.A.	1/31/23	—	(52,699)
USD	55,846	EUR	55,405	Standard Chartered Bank	1/31/23	—	(2,083)
USD	826,843	EUR	820,123	Standard Chartered Bank	1/31/23	—	(30,652)
USD	825,093	EUR	820,123	State Street Bank and Trust Company	1/31/23	—	(32,402)
USD	1,321,166	EUR	1,312,197	State Street Bank and Trust Company	1/31/23	—	(50,826)
USD	1,320,324	EUR	1,312,197	State Street Bank and Trust Company	1/31/23	—	(51,668)
USD	1,319,163	EUR	1,312,197	State Street Bank and Trust Company	1/31/23	—	(52,829)
USD	1,432,411	EUR	1,422,869	State Street Bank and Trust Company	1/31/23	—	(55,296)
USD	1,111,279	GBP	957,732	State Street Bank and Trust Company	1/31/23	—	(45,311)
USD	1,464,543	GBP	1,260,592	State Street Bank and Trust Company	1/31/23	—	(57,792)
USD	75,108	GBP	63,499	The Toronto-Dominion Bank	1/31/23	—	(1,576)
						$ —	$(1,593,018)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Statement of Assets and Liabilities (Unaudited)

November 30, 2022
Assets
Unaffiliated investments, at value (identified cost $608,185,919)	$ 557,983,976
Affiliated investment, at value (identified cost $4,058,821)	4,058,821
Cash	1,620,573
Deposits for derivatives collateral — forward foreign currency exchange contracts	1,150,000
Foreign currency, at value (identified cost $3,349,904)	3,496,475
Interest and dividends receivable	4,136,902
Dividends receivable from affiliated investment	14,228
Receivable for investments sold	9,506,626
Prepaid upfront fees on notes payable and variable rate term preferred shares	103,488
Prepaid expenses	9,235
Total assets	$582,080,324
Liabilities
Notes payable	$ 122,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $37,697)	79,962,303
Payable for investments purchased	7,613,816
Payable for open forward foreign currency exchange contracts	1,593,018
Payable to affiliates:
Investment adviser fee	354,783
Trustees' fees	7,296
Interest expense and fees payable	1,286,621
Accrued expenses	212,990
Total liabilities	$213,030,827
Net assets applicable to common shares	$369,049,497
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 290,904
Additional paid-in capital	466,834,966
Accumulated loss	(98,076,373)
Net assets applicable to common shares	$369,049,497
Common Shares Issued and Outstanding	29,090,415
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 12.69

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
November 30, 2022
Investment Income
Dividend income	$ 395,927
Dividend income from affiliated investment	47,835
Interest and other income	21,606,741
Total investment income	$ 22,050,503
Expenses
Investment adviser fee	$ 2,237,929
Trustees’ fees and expenses	24,075
Custodian fee	90,631
Transfer and dividend disbursing agent fees	7,618
Legal and accounting services	70,446
Printing and postage	35,589
Interest expense and fees	4,499,126
Miscellaneous	33,242
Total expenses	$ 6,998,656
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 3,117
Total expense reductions	$ 3,117
Net expenses	$ 6,995,539
Net investment income	$ 15,054,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (6,255,067)
Foreign currency transactions	(209,486)
Forward foreign currency exchange contracts	3,222,772
Net realized loss	$ (3,241,781)
Change in unrealized appreciation (depreciation):
Investments	$ (12,926,489)
Foreign currency	171,448
Forward foreign currency exchange contracts	(1,747,993)
Net change in unrealized appreciation (depreciation)	$(14,503,034)
Net realized and unrealized loss	$(17,744,815)
Net decrease in net assets from operations	$ (2,689,851)

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Statements of Changes in Net Assets

	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 15,054,964	$ 21,665,970
Net realized gain (loss)	(3,241,781)	4,304,314
Net change in unrealized appreciation (depreciation)	(14,503,034)	(38,809,832)
Net decrease in net assets from operations	$ (2,689,851)	$ (12,839,548)
Distributions to common shareholders	$ (13,556,133)	$ (24,895,091)
Tax return of capital to common shareholders	$ —	$ (3,656,110)
Capital share transactions:
Proceeds from shelf offering, net of offering costs (see Note 6)	$ —	$ 11,259,418
Reinvestment of distributions to common shareholders	—	590,888
Cost of shares repurchased in tender offer (see Note 6)	—	(165,754,367)
Net decrease in net assets from capital share transactions	$ —	$(153,904,061)
Net decrease in net assets	$ (16,245,984)	$(195,294,810)
Net Assets Applicable to Common Shares
At beginning of period	$ 385,295,481	$ 580,590,291
At end of period	$369,049,497	$ 385,295,481

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Statement of Cash Flows (Unaudited)

Six Months Ended
November 30, 2022
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (2,689,851)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(36,232,221)
Investments sold and principal repayments	60,529,952
Decrease in short-term investments, net	243,129
Net amortization/accretion of premium (discount)	(946,065)
Amortization of deferred debt issuance costs on variable rate term preferred shares	16,104
Amortization of prepaid upfront fees on notes payable and variable rate term preferred shares	167,445
Increase in interest and dividends receivable	(1,265,309)
Increase in dividends receivable from affiliated investment	(10,705)
Decrease in receivable for open forward foreign currency exchange contracts	617,909
Increase in payable for open forward foreign currency exchange contracts	1,130,084
Decrease in payable to affiliate for investment adviser fee	(41,285)
Increase in payable to affiliate for Trustees' fees	1,958
Increase in interest expense and fees payable	657,944
Decrease in accrued expenses	(34,439)
Decrease in unfunded loan commitments	(843,354)
Net change in unrealized (appreciation) depreciation from investments	12,926,489
Net realized loss from investments	6,255,067
Net cash provided by operating activities	$ 40,482,852
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (13,556,133)
Proceeds from notes payable	9,000,000
Repayments of notes payable	(34,000,000)
Net cash used in financing activities	$(38,556,133)
Net increase in cash and restricted cash*	$ 1,926,719
Cash and restricted cash at beginning of period (including foreign currency)	$ 4,340,329
Cash and restricted cash at end of period (including foreign currency)	$ 6,267,048
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$ 3,657,633
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $131,131.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2022
Cash	$ 1,620,573
Deposits for derivatives collateral — forward foreign currency exchange contracts	1,150,000
Foreign currency	3,496,475
Total cash and restricted cash as shown on the Statement of Cash Flows	$6,267,048

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period (Common shares)	$ 13.240	$ 14.560	$ 13.030	$ 15.210	$ 15.610	$ 15.570
Income (Loss) From Operations
Net investment income(1)	$ 0.518	$ 0.705	$ 0.718	$ 0.843	$ 0.847	$ 0.792
Net realized and unrealized gain (loss)	(0.602)	(1.159)	1.545	(2.016)	(0.373)	0.076
Total income (loss) from operations	$ (0.084)	$ (0.454)	$ 2.263	$ (1.173)	$ 0.474	$ 0.868
Less Distributions to Common Shareholders
From net investment income	$ (0.466)	$ (0.804)	$ (0.733)	$ (1.007)	$ (0.874)	$ (0.828)
Tax return of capital	—	(0.126)	—	—	—	—
Total distributions to common shareholders	$ (0.466)	$ (0.930)	$ (0.733)	$ (1.007)	$ (0.874)	$ (0.828)
Premium from common shares sold through shelf offering (see Note 6)(1)	$ —	$ 0.009	$ —	$ —	$ —	$ —
Discount on tender offer (see Note 6)(1)	$ —	$ 0.055	$ —	$ —	$ —	$ —
Net asset value — End of period (Common shares)	$12.690	$13.240	$14.560	$13.030	$15.210	$15.610
Market value — End of period (Common shares)	$11.640	$12.280	$14.280	$11.240	$13.480	$14.850
Total Investment Return on Net Asset Value(2)	(0.38)% (3)	(2.81)%	18.25%	(7.36)%	3.77%	6.03%
Total Investment Return on Market Value(2)	(1.41)% (3)	(8.10)%	34.36%	(9.83)%	(3.32)%	3.67%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31,
			2022	2021	2020	2019	2018
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$369,049	$385,295	$580,590	$519,465	$606,408	$622,241
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees	1.33% (4)(5)	1.25%	1.33%	1.26%	1.28%	1.28%
Interest and fee expense(6)	2.40% (5)	0.92%	0.91%	1.79%	2.00%	1.52%
Total expenses	3.73% (4)(5)	2.17%	2.24%	3.05%	3.28%	2.80%
Net investment income	8.03% (5)	4.91%	5.08%	5.85%	5.49%	5.09%
Portfolio Turnover	6% (3)	53%	32%	34%	24%	34%
Senior Securities:
Total notes payable outstanding (in 000’s)	$122,000	$147,000	$250,000	$190,000	$248,000	$254,000
Asset coverage per $1,000 of notes payable(7)	$ 4,681	$ 4,165	$ 3,642	$ 4,155	$ 3,768	$ 3,765
Total preferred shares outstanding	800	800	800	800	800	800
Asset coverage per preferred share(8)	$282,698	$269,734	$275,936	$292,394	$284,880	$286,300
Involuntary liquidation preference per preferred share(9)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share(9)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended November 30, 2022).
(5)	Annualized.
(6)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 9).
(7)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 283%, 270%, 276%, 292%, 285% and 286% at November 30, 2022 and May 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(9)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios for periods less than one year are annualized.
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31,
			2022	2021	2020	2019	2018
Expenses excluding interest and fees	0.84%	0.84%	0.85%	0.81%	0.83%	0.83%
Interest and fee expense	1.51%	0.62%	0.58%	1.16%	1.31%	1.00%
Total expenses	2.35%	1.46%	1.43%	1.97%	2.14%	1.83%
Net investment income	5.05%	3.32%	3.25%	3.79%	3.58%	3.33%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of November 30, 2022, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At November 30, 2022, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements—The interim financial statements relating to November 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Variable Rate Term Preferred Shares
Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.
On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. Effective January 24, 2019, the mandatory redemption date of the Series L-2 VRTP Shares was extended to January 24, 2024. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.75% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.
The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares' redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.
For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.
In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267. The Trust paid additional debt issuance costs of $52,580 in connection with the extension of the mandatory redemption date of the Series L-2 VRTP Shares. These amounts are being amortized to interest expense and fees through January 24, 2024. The unamortized amount of the debt issuance costs as of November 30, 2022 is presented as a reduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.
The carrying amount of the Series L-2 VRTP Shares at November 30, 2022 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2022. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2022 was $80,000,000.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2022 was 5.52%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2022 were $1,759,044 and 4.39%, respectively.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At May 31, 2022, the Trust, for federal income tax purposes, had deferred capital losses of $46,682,975 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2022, $3,672,282 are short-term and $43,010,693 are long-term.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 612,285,704
Gross unrealized appreciation	$ 1,655,934
Gross unrealized depreciation	(53,491,859)
Net unrealized depreciation	$ (51,835,925)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.75% of the Trust's average daily gross assets and is payable monthly. Gross assets, as defined in the Trust’s investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended November 30, 2022, the Trust's investment adviser fee amounted to $2,237,929.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended November 30, 2022, the investment adviser fee paid was reduced by $3,117 relating to the Trust’s investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $37,455,841 and $67,700,523, respectively, for the six months ended November 30, 2022.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2022. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended May 31, 2022 were 40,777.
As announced on March 16, 2021, and further updated on May 12, 2021, the Trust’s Board of Trustees authorized an initial conditional cash tender offer (the “Initial Tender Offer”) by the Trust for up to 50% of its outstanding common shares at a price per share equal to 99% of the Trust’s net asset value (“NAV”) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On June 29, 2021, the Trust commenced a cash tender offer for up to 19,931,845 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on July 30, 2021. The number of shares properly tendered was 11,568,482. The purchase price of the properly tendered shares was equal to $14.3281 per share for an aggregate purchase price of $165,754,367.
In addition to the Initial Tender Offer, the Trust announced on May 12, 2021 that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 was not met.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the year ended May 31, 2022, the Trust sold 754,430 common shares and received proceeds (net of offering costs) of $11,259,418 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $277,162 for the year ended May 31, 2022. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that the sales commissions retained by EVD during the year ended May 31, 2022 were $22,746. During the six months ended November 30, 2022, there were no shares sold by the Trust pursuant to its shelf offering.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2022 and the year ended May 31, 2022.
7  Restricted Securities
At November 30, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$ 34,724	$ 0
Total Common Stocks			$34,724	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	14	$ 14,000	$ 0
Total Convertible Preferred Stocks			$14,000	$0
Total Restricted Securities			$48,724	$0
8  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2022 is included in the Portfolio of Investments. At November 30, 2022, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $1,593,018. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $1,150,000 at November 30, 2022.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract.  To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Forward foreign currency exchange contracts	$ —	$(1,593,018)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Trust for such liabilities as of November 30, 2022.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$ (224,644)	$ —	$ —	$ 190,000	$ (34,644)
Standard Chartered Bank	(583,775)	—	—	260,000	(323,775)
State Street Bank and Trust Company	(783,023)	—	—	700,000	(83,023)
The Toronto-Dominion Bank	(1,576)	—	—	—	(1,576)
	$(1,593,018)	$ —	$ —	$1,150,000	$(443,018)
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$3,222,772	$(1,747,993)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2022, which is indicative of the volume of this derivative type, was approximately $52,570,000.
9  Revolving Credit and Security Agreement
The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $210 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 6, 2023, the Trust also pays a program fee of 0.90% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended November 30, 2022 totaled $700,114 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement on March 7, 2022, the Trust paid an upfront fee of $315,000, which is being amortized to interest expense over a period of one year through March 6, 2023. The unamortized balance at November 30, 2022 is approximately $82,000 and is included in prepaid upfront fees on notes payable and variable rate term preferred shares on the Statement of Assets and Liabilities. At November 30, 2022, the Trust had borrowings outstanding under the Agreement of $122,000,000 at an annual interest rate of 4.18%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2022 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2022. For the six months ended November 30, 2022, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $141,136,612 and 2.61%, respectively.
10  Investments in Affiliated Funds
At November 30, 2022, the value of the Trust's investment in funds that may be deemed to be affiliated was $4,058,821, which represents 1.1% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,301,950	$70,659,727	$(70,902,856)	$ —	$ —	$4,058,821	$47,835	4,058,821
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 27,374,328	$ —	$ 27,374,328
Closed-End Funds	7,454,978	—	—	7,454,978
Common Stocks	812,252	1,087,037	876,436	2,775,725
Convertible Preferred Stocks	—	107	0	107
Corporate Bonds	—	27,354,845	—	27,354,845
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	492,612,530	411,463	493,023,993
Warrants	—	0	0	0
Short-Term Investments	4,058,821	—	—	4,058,821
Total Investments	$12,326,051	$ 548,428,847	$1,287,899	$ 562,042,797
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,593,018)	$ —	$ (1,593,018)
Total	$ —	$ (1,593,018)	$ —	$ (1,593,018)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2022 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Trust may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Notes to Financial Statements (Unaudited) — continued

the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Trust's performance, or the performance of the securities in which the Trust invests.
13  Additional Information
On August 27, 2020, the Trust’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the recent implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions (the "Control Share Amendment"). With respect to the Trust, Saba seeks rescission of these bylaw provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims. Discovery is complete. On January 21, 2023, the court granted in part and denied in part motions for summary judgment filed by both the Board and Saba; the court denied the Board's motion as to the breach of contract claim, granted the Board's motion as to the claims for breach of fiduciary duty against the independent trustees, and granted Saba's motion as to the Control Share Amendment. While management of the Trust is unable to predict the outcome of this matter, it does not believe the outcome would result in the payment of any monetary damages by the Trust.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1     Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Floating-Rate Income Trust
November 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Nicholas Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser(2)

*	Interested Trustee
(1)	Mr. Bowser began serving as a Trustee effective January 4, 2023.
(2)	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7739    11.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: January 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 30, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: January 30, 2023